T. ROWE PRICE New York Tax-Free Bond Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.5%
NEW YORK  94.3%
Albany County Airport Auth., Series B, 5.00%, 12/15/24 (1) 1,000 1,000
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (1) 1,000 1,017
Battery Park City Auth., Junior, Series D-2, VRDN, 3.15%,
11/1/38  2,200 2,200
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/47  2,320 2,044
Broome County Local Dev., United Health Services Hosp.,
5.00%, 4/1/29 (2) 1,500 1,603
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48 (2) 1,700 1,738
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 100
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  800 798
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 1,620 1,496
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,000 911
Build New York City Resource, Global Community Charter
School Project, Series A, 5.00%, 6/15/57  1,125 1,120
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 613
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 650 663
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 200 195
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/51 (3) 500 413
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56 (3) 1,350 1,086
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)
(3) 100 100
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)
(3) 1,500 1,501
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (3) 1,250 1,150
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/37  1,500 1,622
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/39  1,540 1,661
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  2,510 2,049

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48 (2) 1,240 1,049
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  1,750 1,593
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/40  1,000 1,067
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41  2,725 2,779
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48  900 948
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50 (2) 1,500 1,632
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  2,495 2,772
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,824
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/51  1,000 816
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  4,370 5,276
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,409
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,425 6,221
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/31 (3) 1,000 1,000
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/33 (3) 1,000 993
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (3) 2,000 1,953
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 330
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38  1,500 1,537
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,088
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  6,350 5,924
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/32  1,170 1,219
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 2,078
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/35  2,000 2,075
Dormitory Auth. of the State of New York, North Shore-Long
Island Jewish Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,013

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Northwell Health
Obligation Group, 5.00%, 5/1/52  2,000 2,130
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 830
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 4.00%, 7/1/42  3,500 3,554
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  400 345
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/51  740 676
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  55 55
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40 (Prerefunded 7/1/25) (4) 70 71
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,474
Dormitory Auth. of the State of New York, Touro College &
Univ., 5.00%, 1/1/47 (Prerefunded 1/3/28) (4) 2,400 2,575
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,370 2,549
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (5) 3,675 4,115
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/31  460 481
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/36  860 890
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 202
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 302
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  3,500 3,513
Empire State Dev., Group 4, Series A, 3.00%, 3/15/50  2,000 1,639
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  4,950 4,105
Empire State Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 2,059
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,400 399
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  3,700 3,474
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 501
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 300

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 325
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,001
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,001
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  5,000 5,129
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,410
Long Island Power Auth., Electric, 5.00%, 9/1/47  2,500 2,582
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,616
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,113
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,536
Long Island Power Auth., Electric, Series B, VRDN, 3.00%,
9/1/49 (Tender 9/1/29)  2,075 2,051
Madison County Capital Resource, Colgate Univ., Series B,
5.00%, 7/1/43  2,500 2,516
Metropolitan Transportation Auth., Series E-1, VRDN, 3.15%,
11/15/50  2,350 2,350
Metropolitan Transportation Auth., Series G-1, VRDN, 3.15%,
11/1/32  1,285 1,285
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  3,000 3,135
Metropolitan Transportation Auth., Green Bond, Series C,
5.00%, 11/15/40 (2) 2,000 2,126
Monroe County IDC, Rochester General Hosp., Series A,
5.00%, 12/1/37  1,890 1,893
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 1,016
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3) 1,075 1,088
Monroe County IDC, Univ. of Rochester Project, Series A,
4.00%, 7/1/50  3,360 3,353
Monroe County IDC, Univ. of Rochester Project, Series A,
5.00%, 7/1/53  1,000 1,085
Nassau County, Series A, GO, 4.00%, 4/1/50  4,000 4,011
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (3)(6)(7) 990 990
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (6)(7) 2,041 308
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,201
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,000
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,005
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  1,250 1,254
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 4,224

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,256
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,498
New York City Housing Dev., Series A, 4.95%, 11/1/58  2,500 2,583
New York City Housing Dev., Series A-1, 4.65%, 11/1/49  1,500 1,538
New York City Housing Dev., Series A-1, 4.75%, 11/1/54  1,000 1,026
New York City Housing Dev., Series C, 2.75%, 2/1/51  2,150 1,577
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,743
New York City Housing Dev., Series G, 4.95%, 11/1/58  2,500 2,587
New York City Housing Dev., Series G-1, 3.05%, 5/1/50  2,950 2,394
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,000 1,447
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (2) 5,500 4,532
New York City Municipal Water Fin. Auth., Series AA, 4.00%,
6/15/40  1,000 1,016
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/51  1,800 1,982
New York City Municipal Water Fin. Auth., Series AA-2, 5.25%,
6/15/52  2,690 2,966
New York City Municipal Water Fin. Auth., Series BB-1, 5.25%,
6/15/54  1,945 2,162
New York City Municipal Water Fin. Auth., Series CC-1, 4.25%,
6/15/54  1,000 1,018
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  2,815 3,144
New York City Municipal Water Fin. Auth., Series DD-1, 5.00%,
6/15/49  2,500 2,610
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  2,500 2,624
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 5/1/45  1,500 1,649
New York City Transitional Fin. Auth., Future Tax, Series B,
5.50%, 5/1/47  5,000 5,705
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  2,000 2,315
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 2/1/39  1,000 1,032
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/47  1,000 1,104
New York City Transitional Fin. Auth., Future Tax, Series C-4,
VRDN, 3.25%, 11/1/36  750 750
New York City Transitional Fin. Auth., Future Tax, Series D,
5.50%, 5/1/52  2,250 2,580
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  4,470 4,600

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/40  5,140 5,887
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/53  4,500 5,009
New York City Transitional Fin. Auth., Future Tax, Series G-1,
5.00%, 5/1/52  3,135 3,426
New York City, Fiscal 2018, Series B-5, GO, VRDN, 3.15%,
10/1/46  2,850 2,850
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,047
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  4,245 4,286
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41  3,000 2,181
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41 (8) 1,000 733
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,690 5,864
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42 (2) 6,130 5,416
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 1,250 1,251
New York Liberty Dev., 3 World Trade Center, Series 1, Class 1,
5.00%, 11/15/44 (3) 3,200 3,202
New York Liberty Dev., 4 World Trade Center, Green Bond,
Series A, 3.00%, 11/15/51 (8) 6,680 5,425
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 2, 2.625%, 9/15/69  1,000 940
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  2,000 2,333
New York Mortgage Agency, Series 239, 3.25%, 10/1/51  815 802
New York Mortgage Agency, Series 261, 4.65%, 10/1/54  1,500 1,516
New York Mortgage Agency, Series 264, 4.375%, 10/1/44 (9) 1,635 1,644
New York Mortgage Agency, Series 264, 4.55%, 10/1/49 (9) 1,000 1,006
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  5,010 5,010
New York Power Auth., Green Bond, Series A, 5.00%,
11/15/53 (2) 2,000 2,183
New York State Energy Research & Dev. Auth., Electric & Gas
Project, Series C, 4.00%, 4/1/34  2,470 2,528
New York State Environmental Fac., Casella Waste Systems
Project, Series R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (1)
(3) 1,000 1,062
New York State Housing Fin. Agency, Series A-1, 5.00%,
6/15/54  500 532
New York State Housing Fin. Agency, Series A-2, VRDN,
3.45%, 6/15/54 (Tender 12/15/30)  1,000 1,005

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, Series C-1, 4.75%,
11/1/59  3,050 3,098
New York State Housing Fin. Agency, Series E-1, 5.05%,
11/1/63  1,000 1,034
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  2,050 2,052
New York State Thruway Auth., Series A, 5.25%, 1/1/56  3,230 3,275
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  6,140 4,967
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  1,750 1,751
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 5,000 5,069
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  4,000 4,311
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (1) 260 254
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 3,250 3,254
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (1) 3,315 3,405
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (1) 2,500 2,599
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (1) 2,000 2,106
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
6/30/49 (1)(2) 2,000 2,074
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
6/30/54 (1)(2) 5,000 5,198
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (1) 355 372
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
6/30/60 (1)(2) 1,175 1,248
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (1) 750 791
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
6/30/60 (1) 1,500 1,569
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/42 (1) 500 488
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.00%, 12/1/34 (1) 1,500 1,589
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.00%, 12/1/37 (1) 500 525
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.25%, 12/31/54 (1)(5) 3,500 3,770
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.50%, 12/31/60 (1) 1,915 2,062
New York Transportation Dev., JFK Int'l. Airport, Series A,
STEP, 0.00%, 12/31/54 (1)(5) 250 167

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/28 (1) 625 625
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (1) 1,785 1,786
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/31 (1) 270 282
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/32 (1) 300 313
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/33 (1) 300 313
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 2,373
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/39  450 434
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 494
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%,
7/1/40  450 431
Onondaga County Trust for Cultural Resources, Syracuse
Univ., 4.00%, 12/1/41  3,050 3,093
Onondaga County Trust for Cultural Resources, Syracuse
Univ., 4.00%, 12/1/49  4,110 4,122
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  2,000 2,002
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1) 2,500 2,588
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/54  2,000 2,192
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 183, 4.00%, 12/15/38  1,500 1,500
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/50 (1) 1,500 1,437
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/55 (1) 2,000 1,889
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 234, 5.50%, 8/1/52 (1) 5,500 6,025
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 236, 5.00%, 1/15/47 (1) 3,000 3,201
Roslyn Union Free School Dist., GO, 2.00%, 6/15/28  1,500 1,410
Roslyn Union Free School Dist., GO, 2.25%, 6/15/29  1,000 938
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 712
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/34  410 430
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/40  1,500 1,536
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  1,340 1,166
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  1,500 1,390

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.00%, 11/15/43  1,000 1,119
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.25%, 5/15/54  2,000 2,223
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-2, VRDN, 3.15%, 1/1/33  100 100
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-4A, VRDN, 3.15%, 1/1/32  205 205
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C, 5.25%, 11/15/42  1,920 2,196
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  2,060 2,150
Troy Capital Resource, Rensselaer Polytechnic Institute,
Series A, 5.00%, 9/1/39  1,500 1,618
Trust for Cultural Resources of the city of New York, American
Museum of Natural History, Series A, 5.00%, 7/15/54  1,500 1,641
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  1,250 1,441
Utility Debt Securitization Auth., Green Bond, Series TE-2,
5.00%, 12/15/50  1,000 1,116
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 2,062
Westchester County Local Dev., Medical Center Obligated
Project, 5.75%, 11/1/53 (2) 3,060 3,438
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/34  200 207
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/42  450 461
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 438
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,019
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 805
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 430
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,352
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 431
421,292
PENNSYLVANIA  0.1%
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-2, VRDN, 3.15%, 7/1/54  600 600
600

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
PUERTO RICO  5.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 1,741 1,075
Puerto Rico Commonwealth, GO, VR, 11/1/51 (10) 2,898 1,848
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,351
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (3) 430 450
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 207
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  808 805
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  759 751
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  442 434
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  130 131
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 897
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  457 493
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  446 497
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)
(11) 30 16
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(11) 20 10
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (7)(11) 160 84
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(11) 45 24
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(11) 55 29
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(11) 220 115
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(11) 75 39
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(11) 90 47
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(11) 10 5
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)
(11) 285 149
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(11) 185 97

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(11) 55 29
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(11) 50 26
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(11) 20 10
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(11) 55 29
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(11) 45 23
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(11) 15 8
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(11) 25 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(11) 20 10
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(11) 175 92
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(11) 50 26
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(11) 20 10
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,228 2,229
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  2,570 2,580
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,724
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,848 1,317
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  5,475 1,845
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,500 1,497
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  1,000 1,002
23,024
Total Investments in Securities  99.5%
(Cost $439,061) $ 444,916
Other Assets Less Liabilities 0.5% 2,015
Net Assets 100.0% $ 446,931
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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(2) Insured by Assured Guaranty Municipal Corporation
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,484 and represents 5.0% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Assured Guaranty Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Insured by Build America Mutual Assurance Company
(9) When-issued security
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New York Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New York Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE New York Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2024 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F74-054Q3 11/24